COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	March 31, 2025	December 31, 2024
Guarantees	$54.6	$36.5
Other commitments	356.0	339.5